Filed Pursuant to Rule 497(e)

Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Center Coast Brookfield Midstream Focus Fund

(the “Fund”)

Supplement dated June 30, 2025, to the Fund’s Prospectus and Statement of Additional Information,
each dated January 28, 2025

Mailing Address Change

Effective June 30, 2025, the mailing address for the Fund has changed. Accordingly, effective on such date, the following changes are hereby made to the Prospectus and SAI:

In the Prospectus, under the heading “PURCHASE OF FUND SHARES,” under the sub-heading “Purchasing Shares by Mail,” the disclosure is hereby replaced with the following:

“Purchasing Shares by Mail. Please complete the account application and mail it with your check, payable to the [Name of Fund], to the Transfer Agent at the following address:

Brookfield Investment Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 219252

Kansas City, Missouri 64121

You may not send an account application via overnight delivery to a United States Postal Service post office box. The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at U. S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

Brookfield Investment Funds

c/o U.S. Bancorp Fund Services, LLC

801 Pennsylvania Avenue, Suite 219252

Kansas City, Missouri 64105”

In the Prospectus, under the heading “REDEMPTION OF FUND SHARES,” the mailing addresses below the paragraph captioned “In Writing” are hereby replaced with the following:

Regular Mail	Overnight Express Mail
Brookfield Investment Funds	Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 219252	801 Pennsylvania Avenue, Suite 219252
Kansas City, Missouri 64121	Kansas City, Missouri 64105

In the Prospectus, under the heading “EXCHANGE OF SHARES,” the bullet point titled “Exchange by Mail” is hereby replaced with the following:

“•    Exchange By Mail. You may send a written request for exchanges to the following address:

Brookfield Investment Funds

c/o U.S. Bancorp Fund Services, LLC

801 Pennsylvania Avenue, Suite 219252

Kansas City, Missouri 64105”

In the SAI, on the cover page, the last sentence of the second paragraph is hereby replaced with the following:

“Copies of the Fund’s Prospectus and financial statements may be obtained, without charge, on the Fund’s website at https://brookfield.onlineprospectus.net/Brookfield/funds/, or by writing to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, 801 Pennsylvania Avenue, Suite 219252, Kansas City, MO 64105, or by calling 1-855-244-4859.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Fund’s Prospectus or SAI.

Please retain this Supplement for reference.